Share-based awards - Summary of Stock Option Activity (Details) - Employee Stock Option			6 Months Ended
	Jun. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Jun. 30, 2022 $ / shares shares
Options Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares			1,695,460
Granted (in shares) | shares			108,643
Exercised (in shares) | shares			(159,761)
Canceled/expired (in shares) | shares			(36,531)
Outstanding at end of period (in shares) | shares	1,607,811	1,695,460	1,607,811
Exercisable at end of period (in shares) | shares	1,044,178		1,044,178
Weighted Average Exercise Price
Outstanding at beginning of period (in USD per share) | $ / shares			$ 104.79
Granted (in USD per share) | $ / shares			229.94
Exercised (in USD per share) | $ / shares			94.70
Canceled/expired (in USD per share) | $ / shares			124.62
Outstanding at end of period (in USD per share) | $ / shares	$ 119.68	$ 104.79	119.68
Exercisable at end of period (in USD per share) | $ / shares	$ 99.21		$ 99.21
Weighted Average Remaining Contractual Life
Weighted average contractual term of options outstanding	5 years 3 months 7 days	5 years 4 months 20 days
Weighted average contractual term of options exercisable	4 years 5 months 26 days